Shareholder Report, Holdings (Details)	Oct. 31, 2024
Fidelity Advisor International Capital Appreciation Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Capital Appreciation Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Capital Appreciation Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor International Capital Appreciation Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor International Capital Appreciation Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor International Capital Appreciation Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor International Capital Appreciation Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor International Capital Appreciation Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor International Capital Appreciation Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor International Capital Appreciation Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Capital Appreciation Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Capital Appreciation Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor International Capital Appreciation Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor International Capital Appreciation Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Capital Appreciation Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Advisor International Capital Appreciation Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor International Capital Appreciation Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Asia Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Emerging Asia Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Emerging Asia Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Emerging Asia Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Asia Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Emerging Asia Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Emerging Asia Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Emerging Asia Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Emerging Asia Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Emerging Asia Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Emerging Asia Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Advisor Emerging Asia Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Emerging Asia Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Emerging Asia Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Emerging Asia Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Fidelity Advisor Emerging Asia Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Asia Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Emerging Asia Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Asia Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Asia Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Advisor Emerging Asia Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Fidelity Advisor Emerging Asia Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Emerging Asia Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Asia Fund - Class M | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Emerging Asia Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Emerging Asia Fund - Class M | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Emerging Asia Fund - Class M | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Emerging Asia Fund - Class M | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Advisor Emerging Asia Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Emerging Asia Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Leaders Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Value Leaders Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Leaders Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Value Leaders Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Value Leaders Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Value Leaders Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Value Leaders Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Value Leaders Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Value Leaders Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Leaders Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Leaders Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Value Leaders Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Value Leaders Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Value Leaders Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Value Leaders Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Leaders Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Leaders Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Value Leaders Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Value Leaders Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Value Leaders Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Value Leaders Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	88.60%
Fidelity Advisor Value Leaders Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Value Leaders Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Value Leaders Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Value Leaders Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Value Leaders Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Advisor Value Leaders Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Leaders Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Emerging Asia Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Emerging Asia Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Emerging Asia Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Asia Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Emerging Asia Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Emerging Asia Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Emerging Asia Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Emerging Asia Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Emerging Asia Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Emerging Asia Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Advisor Emerging Asia Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Emerging Asia Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Emerging Asia Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Emerging Asia Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Fidelity Advisor Emerging Asia Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Asia Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Emerging Asia Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Asia Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Asia Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Advisor Emerging Asia Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Fidelity Advisor Emerging Asia Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Emerging Asia Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Asia Fund - Class Z | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Emerging Asia Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Emerging Asia Fund - Class Z | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Emerging Asia Fund - Class Z | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Emerging Asia Fund - Class Z | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Advisor Emerging Asia Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Emerging Asia Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Overseas Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Overseas Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Overseas Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Overseas Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Overseas Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Overseas Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Overseas Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Advisor Overseas Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Overseas Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Overseas Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Overseas Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Overseas Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Overseas Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Overseas Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Overseas Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Overseas Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Overseas Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Overseas Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Overseas Fund - Class M | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Overseas Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Overseas Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Overseas Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Advisor Overseas Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Overseas Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Overseas Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Overseas Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Overseas Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Overseas Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Overseas Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Overseas Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Advisor Overseas Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Overseas Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Overseas Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Overseas Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Overseas Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Overseas Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Overseas Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Overseas Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Overseas Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Overseas Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Overseas Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Overseas Fund - Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Overseas Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Overseas Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Overseas Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Advisor Overseas Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Capital Appreciation Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Capital Appreciation Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor International Capital Appreciation Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor International Capital Appreciation Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor International Capital Appreciation Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor International Capital Appreciation Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor International Capital Appreciation Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor International Capital Appreciation Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor International Capital Appreciation Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Capital Appreciation Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Capital Appreciation Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor International Capital Appreciation Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor International Capital Appreciation Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Capital Appreciation Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Advisor International Capital Appreciation Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor International Capital Appreciation Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Capital Appreciation Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Global Capital Appreciation Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Capital Appreciation Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	79.00%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Capital Appreciation Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Capital Appreciation Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Global Capital Appreciation Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Global Capital Appreciation Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Global Capital Appreciation Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Capital Appreciation Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Focused Emerging Markets Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Emerging Markets Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Focused Emerging Markets Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Focused Emerging Markets Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Focused Emerging Markets Fund - Class I | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Focused Emerging Markets Fund - Class I | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Focused Emerging Markets Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Focused Emerging Markets Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Overseas Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Overseas Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Overseas Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Overseas Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Overseas Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Overseas Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Overseas Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Advisor Overseas Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Overseas Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Overseas Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Overseas Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Overseas Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Overseas Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Overseas Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Overseas Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Overseas Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Overseas Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Overseas Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Overseas Fund - Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Overseas Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Overseas Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Overseas Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Advisor Overseas Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Diversified International Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Diversified International Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Diversified International Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Diversified International Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Diversified International Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Advisor Diversified International Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Diversified International Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Diversified International Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Diversified International Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Diversified International Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified International Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Diversified International Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Diversified International Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified International Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Diversified International Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Diversified International Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Diversified International Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Diversified International Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Diversified International Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Diversified International Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Diversified International Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Diversified International Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Diversified International Fund - Class Z | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Diversified International Fund - Class Z | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Diversified International Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Advisor Diversified International Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Diversified International Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Capital Appreciation Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Global Capital Appreciation Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Capital Appreciation Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	79.00%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Capital Appreciation Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Capital Appreciation Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Global Capital Appreciation Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Global Capital Appreciation Fund - Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Global Capital Appreciation Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Global Capital Appreciation Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Capital Appreciation Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified International Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Diversified International Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Diversified International Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Diversified International Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Diversified International Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Diversified International Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Advisor Diversified International Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Diversified International Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Diversified International Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Diversified International Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Diversified International Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified International Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Diversified International Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Diversified International Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified International Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Diversified International Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Diversified International Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Diversified International Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Diversified International Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Diversified International Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Diversified International Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Diversified International Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Diversified International Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Diversified International Fund - Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Diversified International Fund - Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Diversified International Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Advisor Diversified International Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Diversified International Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Focused Emerging Markets Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Emerging Markets Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Focused Emerging Markets Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Focused Emerging Markets Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Focused Emerging Markets Fund - Class C | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Focused Emerging Markets Fund - Class C | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Focused Emerging Markets Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Capital Appreciation Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Capital Appreciation Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor International Capital Appreciation Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor International Capital Appreciation Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor International Capital Appreciation Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor International Capital Appreciation Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor International Capital Appreciation Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor International Capital Appreciation Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor International Capital Appreciation Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Capital Appreciation Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Capital Appreciation Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor International Capital Appreciation Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor International Capital Appreciation Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Capital Appreciation Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Advisor International Capital Appreciation Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor International Capital Appreciation Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Value Leaders Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Value Leaders Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Leaders Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Value Leaders Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Value Leaders Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Value Leaders Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Value Leaders Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Value Leaders Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Value Leaders Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Leaders Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Leaders Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Value Leaders Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Value Leaders Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Value Leaders Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Value Leaders Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Leaders Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Leaders Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Value Leaders Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Value Leaders Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Value Leaders Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Value Leaders Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	88.60%
Fidelity Advisor Value Leaders Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Value Leaders Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Value Leaders Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Value Leaders Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Value Leaders Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Advisor Value Leaders Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Leaders Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Capital Appreciation Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Global Capital Appreciation Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Capital Appreciation Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	79.00%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Capital Appreciation Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Capital Appreciation Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Global Capital Appreciation Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Global Capital Appreciation Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Global Capital Appreciation Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Capital Appreciation Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Overseas Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Overseas Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Overseas Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Overseas Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Overseas Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Overseas Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Overseas Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Advisor Overseas Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Overseas Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Overseas Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Overseas Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Overseas Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Overseas Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Overseas Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Overseas Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Overseas Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Overseas Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Overseas Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Overseas Fund - Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Overseas Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Overseas Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Overseas Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Advisor Overseas Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Focused Emerging Markets Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Emerging Markets Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Focused Emerging Markets Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Focused Emerging Markets Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Focused Emerging Markets Fund - Class A | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Focused Emerging Markets Fund - Class A | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Focused Emerging Markets Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Diversified International Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Diversified International Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Diversified International Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Diversified International Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Diversified International Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Diversified International Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Advisor Diversified International Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Diversified International Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Diversified International Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Diversified International Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Diversified International Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified International Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Diversified International Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Diversified International Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified International Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Diversified International Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Diversified International Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Diversified International Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Diversified International Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Diversified International Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Diversified International Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Diversified International Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Diversified International Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Diversified International Fund - Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Diversified International Fund - Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Diversified International Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Advisor Diversified International Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Diversified International Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Leaders Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Value Leaders Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Leaders Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Value Leaders Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Value Leaders Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Value Leaders Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Value Leaders Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Value Leaders Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Value Leaders Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Leaders Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Leaders Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Value Leaders Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Value Leaders Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Value Leaders Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Value Leaders Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Leaders Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Leaders Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Value Leaders Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Value Leaders Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Value Leaders Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Value Leaders Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	88.60%
Fidelity Advisor Value Leaders Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Value Leaders Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Value Leaders Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Value Leaders Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Value Leaders Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Advisor Value Leaders Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Leaders Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Emerging Asia Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Emerging Asia Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Emerging Asia Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Asia Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Emerging Asia Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Emerging Asia Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Emerging Asia Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Emerging Asia Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Emerging Asia Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Emerging Asia Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Advisor Emerging Asia Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Emerging Asia Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Emerging Asia Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Emerging Asia Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Fidelity Advisor Emerging Asia Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Asia Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Emerging Asia Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Asia Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Asia Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Advisor Emerging Asia Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Fidelity Advisor Emerging Asia Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Emerging Asia Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Asia Fund - Class A | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Emerging Asia Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Emerging Asia Fund - Class A | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Emerging Asia Fund - Class A | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Emerging Asia Fund - Class A | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Advisor Emerging Asia Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Emerging Asia Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Leaders Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Value Leaders Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Leaders Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Value Leaders Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Value Leaders Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Value Leaders Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Value Leaders Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Value Leaders Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Value Leaders Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Leaders Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Leaders Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Value Leaders Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Value Leaders Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Value Leaders Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Value Leaders Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Leaders Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Leaders Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Value Leaders Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Value Leaders Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Value Leaders Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Value Leaders Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	88.60%
Fidelity Advisor Value Leaders Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Value Leaders Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Value Leaders Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Value Leaders Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Value Leaders Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Advisor Value Leaders Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Leaders Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Emerging Asia Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Emerging Asia Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Emerging Asia Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Asia Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Emerging Asia Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Emerging Asia Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Emerging Asia Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Emerging Asia Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Emerging Asia Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Emerging Asia Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Advisor Emerging Asia Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Emerging Asia Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Emerging Asia Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Emerging Asia Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Fidelity Advisor Emerging Asia Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Asia Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Emerging Asia Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Asia Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Asia Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Advisor Emerging Asia Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Fidelity Advisor Emerging Asia Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Emerging Asia Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Asia Fund - Class I | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Emerging Asia Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Emerging Asia Fund - Class I | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Emerging Asia Fund - Class I | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Emerging Asia Fund - Class I | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Advisor Emerging Asia Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Emerging Asia Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Overseas Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Overseas Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Overseas Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Overseas Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Overseas Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Overseas Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Advisor Overseas Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Overseas Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Overseas Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Advisor Overseas Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Overseas Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Overseas Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Overseas Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Overseas Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Overseas Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Overseas Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Overseas Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Overseas Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Overseas Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Overseas Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Overseas Fund - Class Z | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Overseas Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Overseas Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Overseas Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Advisor Overseas Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Capital Appreciation Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Capital Appreciation Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor International Capital Appreciation Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor International Capital Appreciation Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Capital Appreciation Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor International Capital Appreciation Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Advisor International Capital Appreciation Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor International Capital Appreciation Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Focused Emerging Markets Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Emerging Markets Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Focused Emerging Markets Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Focused Emerging Markets Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Focused Emerging Markets Fund - Class M | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Focused Emerging Markets Fund - Class M | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Focused Emerging Markets Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Focused Emerging Markets Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Diversified International Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Diversified International Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Diversified International Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Diversified International Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Diversified International Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Diversified International Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Advisor Diversified International Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Diversified International Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Diversified International Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Diversified International Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Diversified International Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified International Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Diversified International Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Diversified International Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified International Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Diversified International Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Diversified International Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Diversified International Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Diversified International Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Diversified International Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Diversified International Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Diversified International Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Diversified International Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Diversified International Fund - Class M | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Diversified International Fund - Class M | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Diversified International Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Advisor Diversified International Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Diversified International Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Capital Appreciation Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Global Capital Appreciation Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Global Capital Appreciation Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	79.00%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Global Capital Appreciation Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Global Capital Appreciation Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Global Capital Appreciation Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Global Capital Appreciation Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Advisor Global Capital Appreciation Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Global Capital Appreciation Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor International Capital Appreciation Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor International Capital Appreciation Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Advisor International Capital Appreciation Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Advisor International Capital Appreciation Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Advisor International Capital Appreciation Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Advisor International Capital Appreciation Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor International Capital Appreciation Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Advisor International Capital Appreciation Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor International Capital Appreciation Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor International Capital Appreciation Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor International Capital Appreciation Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor International Capital Appreciation Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor International Capital Appreciation Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor International Capital Appreciation Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor International Capital Appreciation Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor International Capital Appreciation Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Advisor International Capital Appreciation Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Advisor International Capital Appreciation Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Asia Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Emerging Asia Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Emerging Asia Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Emerging Asia Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Emerging Asia Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Emerging Asia Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Emerging Asia Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Emerging Asia Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Emerging Asia Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Emerging Asia Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Emerging Asia Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Emerging Asia Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Advisor Emerging Asia Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Emerging Asia Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Emerging Asia Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Emerging Asia Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Fidelity Advisor Emerging Asia Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Emerging Asia Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Emerging Asia Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Asia Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Emerging Asia Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Advisor Emerging Asia Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Fidelity Advisor Emerging Asia Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Emerging Asia Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Emerging Asia Fund - Class C | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Emerging Asia Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Emerging Asia Fund - Class C | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Emerging Asia Fund - Class C | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Emerging Asia Fund - Class C | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Emerging Asia Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Advisor Emerging Asia Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Emerging Asia Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Diversified International Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Diversified International Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Diversified International Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Diversified International Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Diversified International Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Diversified International Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Diversified International Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Diversified International Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Advisor Diversified International Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Diversified International Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Diversified International Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Diversified International Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Diversified International Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Diversified International Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Diversified International Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Diversified International Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Diversified International Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Diversified International Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Diversified International Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Diversified International Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Diversified International Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Diversified International Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Diversified International Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Diversified International Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Diversified International Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Diversified International Fund - Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Diversified International Fund - Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Diversified International Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity Advisor Diversified International Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Diversified International Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%